Transactions with Related Parties - Box Ships Inc. (Details) (USD $)	1 Months Ended					3 Months Ended	12 Months Ended			16 Months Ended
	Oct. 18, 2013	Aug. 05, 2013	Jul. 19, 2013	Apr. 19, 2013	Feb. 28, 2013	Apr. 19, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 19, 2014	May 27, 2011
Box Ships Inc.
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships							11.00%	13.60%
Loan to affiliate - balance		$ 6,000,000			$ 13,000,000				$ 14,000,000		$ 30,000,000
Loan to affiliate interest rate basis								LIBOR
Loan pre-payment from affiliate	6,000,000	5,000,000	1,000,000	1,000,000	1,000,000
Quarterly loan repayment from affiliate						1,000,000
Balloon payment - loan to affiliate										9,000,000
Amendment fee								65,000
Interest income related party							$ 0	$ 439,326	$ 675,856
Margin Before Amendment
Related Party Transaction [Line Items]
Margin								4.00%
Margin After Amendment
Related Party Transaction [Line Items]
Margin								5.00%